DIRECT HOSPITALITY EXPENSE (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of detailed information about investment property [abstract]
Disclosure of detailed information on direct hospitality expense
The components of direct hospitality expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Employee compensation and benefits	$150	$59	$285	$111
Cost of food, beverage, and retail goods sold	85	61	165	115
Maintenance and utilities	38	25	81	53
Depreciation and amortization	92	62	191	135
Marketing and advertising	22	5	46	14
Other	138	65	265	137
Total direct hospitality expense	$525	$277	$1,033	$565